Property and Equipment, Net (Details)	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	¥ 751,999.26	$ 108,700	¥ 780,733